Borrowings - Additional Infromation (Details) - USD ($) $ / shares in Units, $ in Thousands																1 Months Ended		2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 20, 2022	Dec. 09, 2022	Nov. 16, 2022	Aug. 08, 2022	Jul. 12, 2022	Jun. 01, 2022	Apr. 12, 2022	Apr. 11, 2022	Mar. 31, 2022	Mar. 29, 2022	Mar. 11, 2022	Feb. 22, 2022	Dec. 07, 2021	Jun. 24, 2021	Dec. 14, 2018	Mar. 31, 2022	Mar. 29, 2022	Dec. 31, 2022	Jun. 24, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	May 09, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings																		$ 764,570		$ 764,570	$ 400,911	$ 567,899
Proceeds from borrowings																				193,678	113,821	30,000
Extinguishment of borrowings			$ 63,200
Extinguishment of borrowings accrued interest			$ 3,200
Repayments of borrowings																				$ 34,714	37,496	2,896
Ordinary shares [member]
Disclosure of detailed information about borrowings [line items]
Issue of Shares on Settlement of Related Party Loans Shares																				5,000,000
Convertible Bond [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	later of the (i) 20 December 2025 or (ii) 91 days after the earlier of the full redemption or the final maturity date of the Senior Bonds.
Borrowings redeemption conversion price	$ 10
Borrowings conversion feature fair value	$ 24,900
Aztiq Convertible Bond [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			12.50%
Debt instrument face value			$ 80,000
Borrowings, maturity			(i) 16 November 2025 or (ii) 91 days after the earlier of the full redemption or the final maturity date of the Senior Bonds.
Bonds payable																		65,793		$ 65,793	0
Interest payable																		500		500
Borrowings redeemption conversion price			$ 10
Borrowings																		65,800		65,800
Aztiq Convertible Bond [member] | Aztiq Conversion Feature [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value			$ 16,000
Aztiq Facility Loans [member]
Disclosure of detailed information about borrowings [line items]
Asset acquisition consideration loans assumed			$ 30,000
Alvogen Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value																		110,000		110,000
Proceeds from borrowings												$ 50,000					$ 25,000
Borrowings repurchased face amount					$ 25,000
Issue of Shares on Settlement of Related Party Loans Shares					2,500,000
Repayments of borrowings																				50,000
Aztiq Facility [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings																$ 25,000
Borrowings repurchased face amount					$ 25,000
Issue of Shares on Settlement of Related Party Loans Shares					2,500,000
Alvogen Facility and Aztiq Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings repurchased face amount					$ 50,000
Issue of Shares on Settlement of Related Party Loans Value					$ 32,200
Alvogen Loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						10.00%		10.00%
Debt instrument face value						$ 20,000		$ 40,000
Loan agreement [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						10.00%
Proceeds from borrowings						$ 20,000	$ 20,000	$ 20,000
Aggregate borrowings indebtedness																								$ 40,000
Alvogen Subordinated Loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			17.50%
Debt instrument face value			$ 63,300
Borrowings, maturity			A repayment date of 91 days after the full redemption or the final maturity date of the Senior Bonds;
Interest payable			$ 3,300
Borrowings			113,200
Proceeds from borrowings			50,000
Repayments of borrowings	$ 50,000
Alvogen Loan Warrants [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,300
Percnetage of warrants issued representing fully diluted ordinary share			4.00%
Alvogen Subordinated Loan and Alvogen Loan Warrants [member]
Disclosure of detailed information about borrowings [line items]
Borrowings																		64,600		64,600
BCA Framework Agreement [member] | Convertible Ordinary Shares [member] | Ordinary shares [member] | Class A Common Stock [Member]
Disclosure of detailed information about borrowings [line items]
Stock shares issued during the period exercise of warrants													1,522,103
Increase decrease in equity due to exercise of warrants													$ 101,300
Stock shares issued during the period conversion of convertible securities													2,306,555
Issue of convertible instruments													$ 166,800
BCA Framework Agreement [member] | Convertible Ordinary Shares [member] | Ordinary shares [member] | Class A Common Stock [Member] | Payment Of In Kind Accrued Interest As A Result Of Warrant Exercise [member]
Disclosure of detailed information about borrowings [line items]
Stock shares issued during the period exercise of warrants													1,137,248
Increase decrease in equity due to exercise of warrants													$ 73,700
BCA Framework Agreement [member] | Convertible Shareholder Loan [member] | Ordinary shares [member] | Class A Common Stock [Member]
Disclosure of detailed information about borrowings [line items]
Gain loss on extinguishment of debt																					149,200
BCA Framework Agreement [member] | Convertible Shareholder Loan [member] | Ordinary shares [member] | Class A Common Stock [Member] | Finance Income [member]
Disclosure of detailed information about borrowings [line items]
Gain losses on changes in fair value of derivatives																					$ 48,700
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value															$ 300,000
Borrowings, maturity														June 2025
Payment in kind interest rate percentage															15.00%
Put option percentage															15.00%
Repayment of bonds														$ 55,300
Premium payment on bonds														6,100
Extension premium to bond holders														8,100
Additional extension premium to bondholders														2,600
Prepayment penalty percentage on bonds																					2.00%
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Principal Component [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable																					$ 363,100
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Interest Component [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable																					31,000
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Amendment To Outstanding Bonds January To June Two Thousand And Twenty Two [member]
Disclosure of detailed information about borrowings [line items]
Gain losses recognized in profit or loss excluding exchange differences fair value measurement liabilities																				6,500
Minimum amount of restricted cash to be maintained																		25,000		25,000
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Amendment To Outstanding Bonds January To June Two Thousand And Twenty Two [member] | Consent Fees To Bondholders [member]
Disclosure of detailed information about borrowings [line items]
Consent fees to bond holders																				7,400
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable																		530,500		530,500
Gain Loss On Extinguishment Of Debt Including Change In Fair Value																				40,900
Transaction costs																				12,100
Net cash proceeds from the transaction																		57,900
Recognition of derivative liabilities at fair value																				15,400
Interest payable																		2,600		2,600
Carrying value of debt extinguished																		$ 440,100		440,100
Accrued interest on debt extiguished																				4,800
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Issued To The Existing Noteholder [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from the issuance of bonds														113,800
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Issued To A New Bond Holder [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from the issuance of bonds														113,800
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Issued To The Existing And A New Bond Holder [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value														397,400					$ 397,400
Issues fair value measurement liabilities														$ 358,800
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Derivatives Relating To Bonds [member]
Disclosure of detailed information about borrowings [line items]
Gain losses on changes in fair value of derivatives																						$ 5,400
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Contingently Issuable Penny Warrants [member] | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two [member]
Disclosure of detailed information about borrowings [line items]
Class of warrants or rights exercise price per share			$ 0.01
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Senior Bond Interest Rate Feature [member] | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two [member]
Disclosure of detailed information about borrowings [line items]
Recognition of derivative asset																				4,600
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Senior Bond Warrants [Member] | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two [member]
Disclosure of detailed information about borrowings [line items]
Recognition of derivative liabilities at fair value																				$ 528,200
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Tranche B [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value															$ 175,000
Percentage of bonds if the bonds are converted into shares															25.00%
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Tranche B [member] | Contingently Issuable Penny Warrants [member] | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two [member]
Disclosure of detailed information about borrowings [line items]
Warrants issuable as a percentage of fully diluted ordinary shares			1.00%
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Tranche A [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value															$ 125,000
Percentage of bonds if the bonds are converted into shares															10.00%
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Tranche A [member] | Contingently Issuable Penny Warrants [member] | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two [member]
Disclosure of detailed information about borrowings [line items]
Warrants issuable as a percentage of fully diluted ordinary shares			1.50%
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Substantial Modification Of Convertible Bonds And Derivative Liabilities [member]
Disclosure of detailed information about borrowings [line items]
Gain losses on changes in fair value of derivatives																			$ 0
Gain losses recognized in profit or loss excluding exchange differences fair value measurement liabilities																					2,600
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Increase In The Face Value Of The Bonds [member] | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value			$ 70,000
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Reduction In Interest Rate If Additional Shares Are Issued Within Six Months [member] | Amendment To Outstanding Bonds January To June Two Thousand And Twenty Two [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		7.50%		7.50%
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Ordinary shares [member] | Class A Common Stock [Member]
Disclosure of detailed information about borrowings [line items]
Stock shares issued during the period conversion of convertible securities														455,687
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Ordinary shares [member] | Class A Common Stock [Member] | Principal And Accrued Interest Component. [member]
Disclosure of detailed information about borrowings [line items]
Issue of convertible instruments														$ 100,700
Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Ordinary shares [member] | Class A Common Stock [Member] | Premium Component [member]
Disclosure of detailed information about borrowings [line items]
Issue of convertible instruments														$ 4,800
Landsbankinn hf [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value												18,300
Borrowings												$ 14,000
Landsbankinn hf [member] | Facility Loans [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value		$ 48,800
Interest payable																		$ 300		$ 300
Borrowings																		48,800		48,800
Proceeds from borrowings net of transaction costs		17,200
Landsbankinn hf [member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate												4.95%
Landsbankinn hf [member] | Matured on August 2029 [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value				$ 1,800
Borrowings, maturity				August 2029
Borrowings																		1,800		1,800
Landsbankinn hf [member] | Matured on August 2029 [member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate				4.25%
Landsbankinn hf [member] | Matured on February 2029 [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value												$ 3,200
Borrowings, maturity												February 2029
Borrowings												$ 2,900
Landsbankinn hf [member] | Matured on February 2029 [member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate												4.25%
Arion banki hf [member] | Facility Loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings repurchase amount		$ 30,900
Origo hf. and Arion banki hf. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings																		$ 200		$ 200	$ 300
Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		12.41%		12.41%	14.83%	14.85%
Bottom of range [member] | Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Amendment To Outstanding Bonds January To June Two Thousand And Twenty Two [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																							7.50%
Bottom of range [member] | Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			10.75%
Bottom of range [member] | Landsbankinn hf [member] | Facility Loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.30%
Top of range [member] | Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Amendment To Outstanding Bonds January To June Two Thousand And Twenty Two [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																							10.00%
Top of range [member] | Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			12.00%
Top of range [member] | Landsbankinn hf [member] | Facility Loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		9.30%
After The Terms Of The Second Amendment [member] | Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value																		$ 525,700		$ 525,700
Before The Terms Of The Second Amendment [member] | Convertible Bond Agreement Two Thousand And Eighteen [member] | Convertible Bond [member] | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value																		455,700		455,700
Financial liabilities at amortised cost, category [member] | Aztiq Convertible Bond [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value			$ 64,000
Borrowings Tranche One [member] | Alvogen Facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings												$ 15,000
Borrowings Tranche One [member] | Aztiq Facility [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings											$ 15,000
Borrowings Tranche Two [member] | Alvogen Facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings										$ 10,000
Borrowings Tranche Two [member] | Aztiq Facility [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings									$ 10,000
Borrowings Tranche A [member] | Convertible Bond [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	15.00%
Debt instrument face value	$ 59,100
Borrowings																		31,900		31,900
Proceeds from borrowings	$ 3,500
Borrowings Tranche B [member] | Convertible Bond [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.50%
Debt instrument face value	$ 600
Borrowings																		500		500
USD SOFR [member] | Other Borrowings Financial Institution [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value																		$ 25,900		$ 25,900
Borrowings, variable interest rate																		4.95%		4.95%
Borrowings																		$ 3,200		$ 3,200	$ 5,700